Research and Development - Schedule of Research and Development (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Salaries and benefits	$ 1,464,498	$ 1,399,542	$ 1,393,230
Materials	109,624	115,779	77,707
Royalties to the OCS	18,315	6,554	4,500
Subcontractors	312,408	238,830	84,386
Depreciation	97,449	85,136	70,317
Other	125,115	90,961	143,105
Total	$ 2,127,409	$ 1,936,802	$ 1,773,245